AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED JANUARY 25, 2016

TO THE

PROSPECTUS, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2015

(AS SUPPLEMENTED THROUGH DECEMBER 14, 2015)

AMERICAN INDEPENDENCE JAFORLINES RISK-MANAGED ALLOCATION FUND (TICKER SYMBOLS: RMAIX, AARMX, ACRMX)	AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND (TICKER SYMBOLS: SEKSX, IKSTX, IKTEX)
AMERICAN INDEPENDENCE INTERNATIONAL ALPHA STRATEGIES FUND (TICKER SYMBOLS: IMSSX, IIESX)	AMERICAN INDEPENDENCE BOYD WATTERSON CORE PLUS FUND (TICKER SYMBOLS: IIISX, IBFSX)
AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND (TICKER SYMBOLS: FFIHX, FNIHX, FCIHX, AIIPX)

At a Board meeting held on December 11, 2015, the Board of Trustees of the American Independence Funds Trust (the “Trust”), including a majority of the Independent Trustees, unanimously approved name changes for the following: the American Independence JAForlines Risk-Managed Allocation Fund, the American Independence International Alpha Strategies Fund, the American Independence Kansas Tax-Exempt Bond Fund, the American Independence Boyd Watterson Core Plus Fund and the American Independence U.S. Inflation-Indexed Fund, each a series of the Trust (each a “Fund” and together the “Funds”). Each Fund’s respective objective(s) and strategies will remain the same as well as the tickers and CUSIP identifiers.

Effective January 29, 2016, the name of each Fund shall be replaced throughout the Prospectuses and Statement of Additional Information as indicated below:

CURRENT NAME	NEW NAME
American Independence JAForlines Risk-Managed Allocation Fund	AI JAForlines Risk-Managed Allocation Fund
American Independence International Alpha Strategies Fund	AI Navellier International Fund
American Independence Boyd Watterson Core Plus Fund	AI Boyd Watterson Core Plus Fund
American Independence Kansas Tax-Exempt Bond Fund	AI Kansas Tax-Exempt Bond Fund
American Independence U.S. Inflation-Indexed Fund	AI U.S. Inflation-Protected Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE